Right-of-use assets - Disclosure of right of use asset (Detail) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2023	Nov. 30, 2022
Disclosure of right of use Asset [Abstract]
Beginning balance		$ 1,595	$ 2,111
Amortization		(352)	(429)
Effect of change in exchange rates			(87)
Termination		(799)
New lease	[1]	326
Ending balance		$ 770	$ 1,595

[1]	On March 1, 2023, the Company signed a new lease in Ireland. Accordingly, the Company recorded a right-of-use asset and a lease liability of $326.